SPECIAL SITUATIONS FUND III, L.P.

527 Madison Avenue, Suite 2600
New York, New York 10022
(212) 207-6500
________________________
NOTICE OF
OFFER TO REPURCHASE UNIT
                        __________________
                                    May 26, 2006

General Information

Special Situations Fund III, L.P. (the "Fund") is a Delaware limited partnership and is registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). The Individual General Partners of the Fund are Austin W. Marxe, Stanley S. Binder, Peter W. Williams, Delcour Potter and William Austin.

The Fund, as a fundamental policy, offers to repurchase Units from its Partners at intervals of six months on June 30 and December 31 of each calendar year. The Fund has established certain policies for the repurchase of Units pursuant to the terms of its Agreement of Limited Partnership dated as of October 21, 1993, as amended (the "Partnership Agreement"). Recently, various amendments have been made to the Partnership Agreement that affect the Repurchase of Units general policies. We are enclosing along with this Notice of Offer to Repurchase a summary of these changes and items still under consideration along with the second, third and fourth amendments to the Partnership Agreement. Capitalized terms not otherwise defined herein shall have the meanings ascribed to them in the Partnership Agreement.

Repurchase Offer

The Fund hereby offers to repurchase (the "Repurchase Offer") up to 5% of the total number of Units outstanding on June 30, 2006 (the "Repurchase Offer Amount"), based upon the net asset value of such Units as of such date. The computations for the redetermination of Units and the net asset value per Unit with respect to this Repurchase Offer are more fully described below.

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Repurchase Deadlines and Dates

The following table sets forth the key deadlines and dates for the tender and payment of Units with respect to this Repurchase Offer:

Description	Date
Repurchase Request Deadline--the last day to submit tenders of Units for repurchase and the last day to modify or withdraw any tender submitted to the Fund	June 16, 2006
Repurchase Pricing Date--the effective date of the repurchase of Units and the day for determination of the net asset value per Unit	June 30, 2006
Repurchase Payment Deadline--the last day for payment of repurchased Units	July 7, 2006

The specific procedures for the repurchase of Units pursuant to this Repurchase Offer are more fully set forth below. A Partner who tenders Units will be subject to the risk of a decline in the value of the Fund during the 14-day period between the Repurchase Request Deadline and the Repurchase Pricing Date.

Repurchase Procedures

Tenders by Partners. The enclosed Repurchase of Units Tender Form must be completed and received by the Fund no later than June 16, 2006 (the "Repurchase Request Deadline"), in order to be effective. A Partner may tender any or all of the Units owned by such Partner. A Partner will be entitled to withdraw or modify any tender of Units by written notice received by the Fund prior to the Repurchase Request Deadline but may not thereafter withdraw or modify any tender of Units.

Oversubscriptions. In the event that the number of Units tendered by Partners exceeds the Repurchase Offer Amount, such units will be repurchased pro rata in accordance with the number of Units tendered by each Partner.

Redetermination of Units. In order to maintain a fixed price per Unit of $25,000 for the repurchase of a Unit, the Fund will redetermine the number of Units held by each Partner on the Repurchase Pricing Date (immediately before any repurchases or additional sales of Units) to reflect allocations of Profit or Loss of the Fund. As a result, the number of Units owned by each Partner will equal the balance in such Partner's Book Capital Account on the Repurchase Pricing Date divided by $25,000. By way of example only, if the net asset value of a Unit is $37,500 immediately prior to such redetermination, a Partner will be credited with 1.5 Units for each Unit owned on the Repurchase Pricing Date. As a convenience to Partners, the enclosed Repurchase of Units Tender Form allows a Partner to tender a specified number of Units or a specified percentage of such Units, in each case at $25,000 per Unit.

Payment for Units. The Fund will make cash payments for repurchased Units no later than July 7, 2006 (the "Repurchase Payment Deadline"). No fees will be payable by Partners in connection with repurchases of their Units.

Suspension of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer pursuant to a vote of a majority of the Independent General Partners and only (i) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (ii) for such other periods as the Securities and Exchange Commission may by order permit for protection of the Partners.

Computation of Net Asset Value

As of the close of business on May 22, 2006, the estimated net asset value of a Unit held by a Limited Partner was $26,086.25. The Fund will compute its net asset value and the net asset value of such a Unit daily during the period from June 9, 2006 through June 15, 2006. A Partner may obtain information concerning the net asset value of the Fund or of a Unit held by a Limited Partner on any date by calling the Fund at telephone number (212) 207-6500, Attention: Rose M. Carling or Marianne Hicks.

A Partner's dated and executed Repurchase of Units Tender Form must be received by the Fund on or prior to June 16, 2006, in order to be effective. For convenience, the Fund has enclosed a self-addressed envelope. Any Partners who has any questions concerning this Offer to Repurchase Units should call the Fund at telephone number (212) 207-6500, Attention: Rose M. Carling or Marianne Hicks.

/s/ Austin W. Marxe
Austin W. Marxe
Managing Individual General Partner

SPECIAL SITUATIONS FUND III, L.P.

REPURCHASE OF UNITS TENDER FORM

Special Situations Fund III, L.P.
527 Madison Avenue, Suite 2600
New York, NY 10022

Attention of Austin W. Marxe

Dear Sirs:

Reference is made to the Notice of Offer to Repurchase Units (the "Notice") of Special Situations Fund III, L.P. (the "Fund") dated May 26, 2006. Capitalized terms not otherwise defined herein shall have the meanings ascribed to them in the Notice.

The undersigned hereby tenders Units for repurchase, at a price of $25,000 per Unit, as follows (complete one of the following):

________ Number of Units

or

________% of Units

The number or percentage of Units tendered herein will represent Units owned by the undersigned on the Repurchase Pricing Date (June 30, 2006).

THIS REPURCHASE OF UNITS TENDER FORM MUST BE COMPLETED AND RECEIVED BY THE FUND ON OR BEFORE JUNE 16, 2006, IN ORDER TO BE EFFECTIVE.

(To be signed and dated on the reverse side)

S5313/1
11/14/03 914250.02

If the Partner is an Individual or Joint Account:

_______________________________
Print Name(s)

_______________________________
Signature(s)

______________________
Date

If the Partner is an Entity:

_______________________________
Name of Entity

By ____________________________

Print Name _____________________

Print Title ______________________

______________________
Date